Debt Securities Available for Sale	12 Months Ended
Dec. 31, 2025
Investments Debt And Equity Securities [Line Items]
Debt Securities Available for Sale
(4)  Debt Securities Available for Sale
Debt securities available for sale at December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
		(In thousands)
U.S. government and agency obligations	$393,875	$4,595	$—	$398,470
Mortgage-backed securities and collateralized mortgage obligations	732,393	1,646	(79,066)	654,973
Municipal obligations	1,975	—	(14)	1,961
Corporate debt securities	71,976	314	(5,677)	66,613

	$1,200,219	$6,555	$(84,757)	$1,122,017

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
		(In thousands)
U.S. government and agency obligations	$314,494	$810	$(602)	$314,702
Mortgage-backed securities and collateralized mortgage obligations	729,488	173	(106,704)	622,957
Municipal obligations	2,378	3	(22)	2,359
Corporate debt securities	95,508	123	(9,703)	85,928

	$1,141,868	$1,109	$(117,031)	$1,025,946

The amortized cost and fair value of debt securities available for sale at December 31, 2025, by contractual final maturity, is shown below. Expected maturities may differ from contractual maturities due to prepayment or early call options exercised by the issuer.

	December 31, 2025
	Amortized Cost	Fair Value
	(In thousands)
One year or less	$130,960	$131,384
More than one year to five years	251,648	255,013
More than five years to ten years	85,218	80,647

	$467,826	$467,044
Mortgage-backed securities and collateralized mortgage obligations	732,393	654,973

	$1,200,219	$1,122,017

Mortgage-backed securities and collateralized mortgage obligations totaling $732.4 million at amortized cost, and $655.0 million at fair value, are not classified by maturity as their expected lives are likely to be shorter than the contractual maturity date due to principal prepayments.
During the year ended December 31, 2025, proceeds from the sale of debt securities available for sale totaled $15.7 million, resulting in gross gains of $336,000 and no gross losses. There were four called debt securities available for sale totaling $4.0 million, and $77.5 million in maturities of debt securities available for sale during the year ended December 31, 2025.
During the year ended December 31, 2024, proceeds from the sale of debt securities available for sale totaled $321.2 million, resulting in no gross gains and $35.9 million of gross losses. There was one called debt security available for sale totaling $2.0 million and $15.0 million in maturities of debt securities available for sale during the year ended December 31, 2024.
During the year ended December 31, 2023, proceeds from the sale of debt securities available for sale totaled $277.0 million, resulting in no gross gains and $10.8 million of gross losses. There were no calls and $4,000 in maturities of debt securities available for sale during the year ended December 31, 2023.

Debt securities available for sale having a carrying value of $478.5 million and $343.4 million, at December 31, 2025 and 2024, respectively, were pledged as security for public funds on deposit at th
e Bank as required and permitt
ed by law, pledged for outstanding borrowings at the Federal Home Loan Bank, and pledged for potential borrowings at the Federal Reserve Bank of New York.
The following tables summarize the fair value and gross unrealized losses of those securities that reported an unrealized loss at December 31, 2025 and 2024 and if the unrealized loss position was continuous for the twelve months prior to those respective dates:

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$—	$—	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	27,710	(57)	456,562	(79,009)	484,272	(79,066)
Municipal obligations	1,536	(14)	—	—	1,536	(14)
Corporate debt securities	3,996	(4)	56,802	(5,673)	60,798	(5,677)

	$33,242	$(75)	$513,364	$(84,682)	$546,606	$(84,757)

	December 31, 2024
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$126,197	$(602)	$—	$—	$126,197	$(602)
Mortgage-backed securities and collateralized mortgage obligations	93,763	(475)	476,559	(106,229)	570,322	(106,704)
Municipal obligations	—	—	1,346	(22)	1,346	(22)
Corporate debt securities	—	—	80,805	(9,703)	80,805	(9,703)

	$219,960	$(1,077)	$558,710	$(115,954)	$778,670	$(117,031)

The number of securities in an unrealized loss position at December 31, 2025 totaled 128, compared with 185 at December 31, 2024. All temporarily impaired securities were investment grade as of December 31, 2025 and 2024 except two corporate debt securities which were rated BB+, totaling $8.4 million at December 31, 2024.
For available for sale securities, the Company assesses whether a loss is from credit or other factors and considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost, a credit loss would be recorded through an allowance for credit losses, limited by the amount that the fair value is less than the amortized cost basis.
There was no activity in the allowance for credit losses on debt securities available for sale during the years ended December 31, 2025 and 2024.
The Company made an accounting policy election to exclude accrued interest receivable from the amortized cost basis of debt securities available for sale. Accrued interest receivable on debt securities available for sale is reported as a component of accrued interest receivable
in the Consolidated Statements of Financial Condition, which totaled $5.2 million and $4.7 million at December 31, 2025 and 2024, respectively, and is excluded from the estimate of credit losses.

(5)	Debt Securities Held to Maturity
Debt securities held to maturity at December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Allowance for Credit Losses	Fair Value
	(In thousands)
U.S. government and agency obligations	$44,872	$—	$(3,321)	$—	$41,551
Mortgage-backed securities and collateralized mortgage obligations	351,361	699	(26,322)	—	325,738

	$396,233	$699	$(29,643)	$—	$367,289

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Allowance for Credit Losses	Fair Value
	(In thousands)
U.S. government and agency obligations	$44,871	$—	$(5,288)	$—	$39,583
Mortgage-backed securities and collateralized mortgage obligations	347,969	8	(37,407)	—	310,570

	$392,840	$8	$(42,695)	$—	$350,153

The amortized cost and fair value of debt securities held to maturity at December 31, 2025, by contractual final maturity, is shown below. Expected maturities may differ from contractual maturities due to prepayment or early call options exercised by the issuer.

	December 31, 2025
	Amortized Cost	Fair Value
	(In thousands)
One year or less	$14,875	$14,807
More than one year to five years	10,000	9,376
More than five years to ten years	9,997	9,310
More than ten years	10,000	8,058

	44,872	41,551
Mortgage-backed securities and collateralized mortgage obligations	351,361	325,738

	$396,233	$367,289

Mortgage-backed securities and collateralized mortgage obligations totaling $351.4 million at amortized cost, and $325.7 million at fair value at December 31, 2025, are not classified by maturity as their expected lives are likely to be shorter than the contractual maturity date due to principal prepayments.
During the year ended December 31, 2025, there were no sales, calls or maturities of debt securities held to maturity.
During the year ended December 31, 2024, there were no sales or maturities of debt securities held to maturity. There was one called debt security held to maturity totaling $5.0 million during the year ended December 31, 2024.
During the year ended December 31, 2023, there were no sales or calls of debt securities held to maturity. During the year ended December 31, 2023, proceeds from matured debt securities held to maturity totaled $4.3 million.
Debt securities held to maturity having a carrying value of $242.2 million and $247.6 million, at December 31, 2025 and 2024, respectively, were pledged as security for public funds on deposit at the Bank as required and permitted by law, pledged for outstanding borrowings at the Federal Home Loan Bank, and pledged for potential borrowings at the Federal Reserve Bank of New York.

The following tables summarize the fair value and gross unrealized losses of those securities that reported an unrealized loss at December 31, 2025 and 2024 and if the unrealized loss position was continuous for the twelve months prior to those respective dates:

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$41,552	$(3,321)	$41,552	$(3,321)
Mortgage-backed securities and collateralized mortgage obligations	1,659	(1)	290,237	(26,321)	291,896	(26,322)

	$1,659	$(1)	$331,789	$(29,642)	$333,448	$(29,643)

	December 31, 2024
	Less than 12 months		12 months or longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$39,583	$(5,288)	$39,583	$(5,288)
Mortgage-backed securities and collateralized mortgage obligations	41,030	(605)	267,756	(36,802)	308,786	(37,407)

	$41,030	$(605)	$307,339	$(42,090)	$348,369	$(42,695)

The number of securities in an unrealized loss position at December 31, 2025 totaled 101, compared with 105 at December 31, 2024. All temporarily impaired securities were investment grade as of December 31, 2025 and 2024.
For held to maturity securities, management measures expected credit losses on a collective basis by major security type. All of the mortgage-backed securities are issued by U.S. government agencies and are either explicitly or implicitly guaranteed by the U.S. government, are highly rated by major rating agencies and have a long history of no credit losses and, therefore, the expectation of non-payment
is zero and the Company is not required to estimate an allowance for credit losses on these securities under the CECL standard. All these securities reflect a credit quality rating of AAA by Moody’s Investors Service.
The Company made an accounting policy election to exclude accrued interest receivable from the amortized cost basis of debt securities held to maturity. Accrued interest receivable on debt securities held to maturity is reported as a component of accrued interest receivable in the Consolidated Statements of Financial Condition, which totaled $948,000 and $898,000 at December 31, 2025 and 2024, respectively, and is excluded from the estimate of credit losses.

(6)	Equity Securities at Fair Value
The Company has an equity securities portfolio which consists of stock in other financial institutions, a payment technology company, a community bank correspondent services company, preferred stock in U.S. Government agencies, and a Community Reinvestment Act qualifying bond fund which are reported at fair value on the Company’s Consolidated Statements of Financial Condition. The fair value of the equities portfolio at December 31, 2025 and 2024 was $6.8 million and $6.7 million, respectively.
The Company recorded a net increase in the fair value of equity securities of $873,000 and $2.6 million during the years ended December 31, 2025 and 2024, respectively, as a component of non-interest
income.
During the year ended December 31, 2025 proceeds from the sale of equity securities totaled $698,000, resulting in no gross gains and $46,000 of gross losses. During the years ended December 31, 2024 and 2023, there were no sales of equity securities.

Northfield Bancorp, Inc. [Member]
Investments Debt And Equity Securities [Line Items]
Debt Securities Available for Sale
(2) Debt Securities
Available-for-Sale
The following is a comparative summary of mortgage-backed securities and other debt securities available-for-sale
at December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. Government agency securities	$607	$—	$(49)	$558
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (“GSEs”)	515,162	2,508	(10,721)	506,949
Real estate mortgage investment conduits “REMICs”):
GSE	870,020	6,123	(4,044)	872,099

Total mortgage-backed securities	1,385,182	8,631	(14,765)	1,379,048

Other debt securities:
Municipal bonds	614	1	(1)	614
Corporate bonds	32,101	268	(170)	32,199

Total other debt securities	32,715	269	(171)	32,813

Total debt securities available-for-sale	$1,418,504	$8,900	$(14,985)	$1,412,419

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. Government agency securities	75,734	—	(386)	75,348
Mortgage-backed securities:
Pass-through certificates:
GSE	282,704	—	(21,028)	261,676
REMICs:
GSE	734,086	1,231	(7,974)	727,343

Total mortgage-backed securities	1,016,790	1,231	(29,002)	989,019

Other debt securities:
Municipal bonds	684	1	—	685
Corporate bonds	36,569	134	(938)	35,765

Total other debt securities	37,253	135	(938)	36,450

Total debt securities available-for-sale	$1,129,777	$1,366	$(30,326)	$1,100,817

The following is a summary of the expected maturity distribution of debt securities available-for-sale
other than mortgage-backed securities at December 31, 2025 (in thousands):

Available-for-sale	Amortized cost	Estimated fair value
Due in one year or less	$4,310	$4,322
Due after one year through five years	19,012	18,890
Due after five years through ten years	10,000	10,159

	$33,322	$33,371

Contractual maturities for mortgage-backed securities are not included above, as expected maturities on mortgage-backed securities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties.

Certain securities
available-for-sale
are pledged or encumbered to secure borrowings under Pledge Agreements and Repurchase Agreements and for other purposes required by law. At December 31, 2025, and December 31, 2024, the fair value of debt securities available-for-sale
that were pledged to secure borrowings and deposits was $686.3 million and $420.4 million, respectively. See Note 9 – “Borrowings” for further discussion regarding securities pledged or encumbered for borrowings.
For the year ended December 31, 2025, the Company had no proceeds on sales of debt securities available-for-sale
and no gross realized gains or losses. For the year ended December 31, 2024, the Company had no proceeds on sales of debt securities available-for-sale,
with gross realized gains of $1,000 and gross realized losses of $7,000 related to calls of securities. For the year ended December 31, 2023, the Company had no proceeds of on sales of debt securities available-for-sale
with gross realized gains of $22,000 and gross realized losses of $39,000 related to calls of securities. The Company recognized net gains of $1.7 million in each of the years ended December 31, 2025, December 31, 2024 and December 31, 2023, on its trading securities portfolio. The Company routinely sells securities when market pricing presents, in management’s assessment, an economic benefit that outweighs holding such security, and when smaller balance securities become cost prohibitive to carry.
Gross unrealized losses on mortgage-backed securities and other debt securities available-for-sale,
and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 and 2024, were as follows (in thousands):

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
U.S. Government agency securities	$—	$—	$(49)	$558	$(49)	$558
Mortgage-backed securities:
Pass-through certificates:
GSE	(92)	51,775	(10,629)	189,412	(10,721)	241,187
REMICs:
GSE	(12)	7,980	(4,032)	120,616	(4,044)	128,596
Other debt securities:
Municipal bonds	(1)	482	—	—	(1)	482
Corporate bonds	(5)	1,995	(165)	18,837	(170)	20,832

Total	$(110)	$62,232	$(14,875)	$329,423	$(14,985)	$391,655

	December 31, 2024
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
U.S. Government agency securities	$—	$—	$(386)	$75,348	$(386)	$75,348
Mortgage-backed securities:
Pass-through certificates:
GSE	(125)	7,329	(20,903)	254,163	(21,028)	261,492
REMICs:
GSE	(285)	105,412	(7,689)	164,262	(7,974)	269,674
Other debt securities:
Municipal bonds	—	—	—	—	—	—
Corporate bonds	—	—	(938)	18,066	(938)	18,066

Total	$(410)	$112,741	$(29,916)	$511,839	$(30,326)	$624,580

The Company held 99 pass-through mortgage-backed securities issued or guaranteed by GSEs, 62 REMIC mortgage-backed securities issued or guaranteed by GSEs, three corporate bonds, and one U.S. Government agency securities that were in a continuous unrealized loss position of twelve months or greater at December 31, 2025. There were four pass-through mortgage-backed securities issued or guaranteed by GSEs, two REMIC mortgage-backed securities issued or guaranteed by GSEs, one corporate bond and one municipal bond that were in an unrealized loss position of less than twelve months at December 31, 2025. Substantially all securities referred to above were rated investment grade at December 31, 2025.

Available-for-sale
debt securities in unrealized loss positions are evaluated for impairment related to credit losses on a quarterly basis. In performing an assessment of whether any decline in fair value is due to a credit loss, the Company considers the extent to which the fair value is less than the amortized cost, changes in credit ratings, any adverse economic conditions, as well as relevant information at the individual security level such as credit deterioration of the issuer or collateral underlying the security. In assessing the impairment, the Company compares the present value of cash flows expected to be collected with the amortized cost basis of the security. If it is determined that the decline in fair value was due to credit losses, an allowance for credit losses is recorded, limited to the amount the fair value is less than amortized cost basis. The Company did not
recognize any allowance for credit losses on its
available-for-sale
debt securities during the years ended December 31, 2025 or 2024. The Company does not intend to sell its available-for-sale
debt securities in an unrealized loss position and it is likely that it will not be required to sell the securities before their anticipated recovery.
The
non-credit
related decrease in the fair value, such as a decline due to changes in market interest rates, is recorded in other comprehensive income, net of tax. The Company also assesses its intent to sell the securities (as well as the likelihood of a near-term recovery). If the Company intends to sell an available-for-sale
debt security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the debt security is written down to its fair value and the write down is charged to the debt security’s fair value at the reporting date with any incremental impairment reported in earnings.
The Company has made the accounting policy election to exclude accrued interest receivable on available-for-sale
securities from the estimate of credit losses. Accrued interest receivable associated with debt securities available-for-sale
totaled $4.2 million and $3.1 million at December 31, 2025 and December 31, 2024, respectively, and was reported in accrued interest receivable on the consolidated balance sheets
. The Company elected not to measure an allowance for credit losses on accrued interest receivable, as an allowance on possible uncollectible accrued interest is not warranted.

(3)	Debt Securities Held-to-Maturity
The following is a summary of mortgage-backed securities
held-to-maturity
at December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSEs	$8,339	$99	$(294)	$8,144

Total securities held-to-maturity	$8,339	$99	$(294)	$8,144

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSEs	$9,303	$16	$(557)	$8,762

Total securities held-to-maturity	$9,303	$16	$(557)	$8,762

Contractual maturities for mortgage-backed securities are not presented, as expected maturities on mortgage-backed securities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without penalties. There were no sales of held-to-maturity
securities for the years ended December 31, 2025, 2024 or 2023.
At December 31, 2025, and December 31, 2024, debt securities held-to-maturity
with a carrying value of $6.7 million and $9.1 million, respectively, were pledged to secure repurchase agreements and deposits. See Note 9 – “Borrowings” for further discussion regarding securities pledged or encumbered for borrowings.

Gross unrealized losses on mortgage-backed securities
held-to-maturity,
and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2025 and December 31, 2024 were as follows (in thousands):

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$—	$—	$(294)	$5,922	$(294)	$5,922

Total	$—	$—	$(294)	$5,922	$(294)	$5,922

	December 31, 2024
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
Mortgage-backed securities:
Pass-through certificates:
GSE	$—	$—	$(557)	$5,974	$(557)	$5,974

Total	$—	$—	$(557)	$5,974	$(557)	$5,974

The Company held nine pass-through mortgage-backed debt securities held-to-maturity
issued or guaranteed by GSEs that were in a continuous unrealized loss position of twelve months or greater at December 31, 2025.
The Company’s
held-to-maturity
securities are residential mortgage-backed securities issued by Ginnie Mae, Freddie Mac and Fannie Mae, and it is expected that the securities will not be settled at prices less than the amortized cost bases of the securities as such securities are backed by the full faith and credit of and/or guaranteed by the U.S. Government. Accordingly, no allowance for credit losses has been recorded for these securities.
The Company has made the accounting policy election to exclude accrued interest receivable on held-to-maturity
securities from the estimate of credit losses. Accrued interest receivable associated with held-to-maturity
securities totaling $30,000 and $33,000, respectively, at December 31, 2025 and December 31, 2024 was reported in accrued interest receivable on the consolidated balance sheets
. The Company elected not to measure an allowance for credit losses on accrued interest receivable, as an allowance on possible uncollectible accrued interest is not warranted.

(4)	Equity Securities
At December 31, 2025 and December 31, 2024, equity securities totaled $5.0 million and $14.3 million, respectively. Equity securities consisted of an investment in a private Small Business Administration (“SBA”) Loan Fund (the “SBA Loan Fund”) recorded at net asset value of $5.0 million and $10.0 million at December 31, 2025 and December 31, 2024, respectively, and money market mutual funds, recorded at fair value of $
0
and $4.3 million, at December 31, 2025 and December 31, 2024, respectively. As the SBA Loan Fund operates as a private fund, its shares are not publicly traded and, therefore, have no readily determinable market value. The SBA Loan Fund was recorded at net asset value as a practical expedient for reporting fair value.